GENERAL (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 27, 2019	Mar. 31, 2019	Dec. 31, 2018	Mar. 12, 2019
General Information [Line Items]
Number of ordinary shares represented by American Depositary Receipts ("ADRs")	30
Increased credit facility with bank			$ 10.0
Subsequent Events
General Information [Line Items]
Number of ordinary shares represented by American Depositary Receipts ("ADRs")			30
Increased credit facility with bank				$ 15.0
Subsequent Events | 2018 Private Placement
General Information [Line Items]
Total consideration raised		$ 14.7